Label	Element	Value
Dreyfus Tax Sensitive Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock	April 19, 2017 DREYFUS INVESTMENT FUNDS Dreyfus Tax Sensitive Total Return Bond Fund (Class A, C, I and Y shares) Supplement to Summary and Statutory Prospectuses dated February 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Tax Sensitive Total Return Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in "Performance" in the fund's summary prospectus and "Fund Summary – Performance" in the fund's statutory prospectus:

The fund's performance is compared to the Bloomberg Barclays 3-, 5-, 7-, 10-Year U.S. Municipal Bond Index.